Document And Entity Information	Sep. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002142627
Document Type	S-1
Entity Registrant Name	BHAV ACQUISITION CORP II
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false